West Sirius and West Leo Acquisition (Details) - USD ($)		12 Months Ended
	Dec. 13, 2013	Dec. 31, 2015	Dec. 31, 2013	Jun. 19, 2015	Nov. 04, 2014	Mar. 21, 2014	Dec. 09, 2013
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent		50.00%
Consideration transferred		$ 2,695,000,000
Contingent consideration		898,800,000
Plus: Working capital adjustment		2,200,000
Excess of sales price over net assets acquired		$ 1,306,600,000
Equity contribution from Seadrill to Seadrill Operating LP			$ 511,100,000
West Sirius
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	49.00%
West Leo
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	70.00%
West Sirius and West Leo
Business Acquisition [Line Items]
Business acquisition, equity interest issued, value assigned							$ 480,100,000
Common units issued as consideration (in shares)	12,880,000
Business acquisition, equity interest issued or issuable, share price							$ 29.50
Business acquisitions, equity interest issued, issuance costs							$ 15,300,000
Seadrill Capricorn Holdings LLC
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent	51.00%				51.00%	51.00%
Noncontrolling interest, ownership percentage by noncontrolling owners					49.00%	49.00%
Seadrill Capricorn Holdings LLC | West Sirius
Business Acquisition [Line Items]
Consideration transferred	$ 1,035,000,000
Contingent consideration	220,200,000
Plus: Working capital adjustment	(106,700,000)
Excess of sales price over net assets acquired	$ 546,900,000
Seadrill Operating LP
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent				58.00%
Equity method investment, ownership percentage	30.00%
Equity contribution from Seadrill to Seadrill Operating LP	$ 511,100,000
Seadrill Operating LP | West Leo
Business Acquisition [Line Items]
Consideration transferred	1,250,000,000
Contingent consideration	485,000,000
Plus: Working capital adjustment	35,000,000
Excess of sales price over net assets acquired	612,700,000
Line of Credit | Credit facility $1,500 | Seadrill
Business Acquisition [Line Items]
Debt face amount	1,500,000,000
$1,121 facility
Business Acquisition [Line Items]
Debt face amount	1,121,000,000
Seadrill | Notes Payable, Other Payables | $229.9 discount note
Business Acquisition [Line Items]
Debt face amount	229,900,000
Seadrill | Notes Payable, Other Payables | $229.9 discount note | Seadrill Capricorn Holdings LLC
Business Acquisition [Line Items]
Debt face amount	229,900,000.0
Seadrill | Notes Payable, Other Payables | $70.0 discount note
Business Acquisition [Line Items]
Debt face amount	70,000,000.0
Non- controlling Interest
Business Acquisition [Line Items]
Equity contribution from Seadrill to Seadrill Operating LP			$ 511,100,000
Non- controlling Interest | Majority-Owned Subsidiary, Unconsolidated | West Sirius
Business Acquisition [Line Items]
Business acquisition, equity interest issued, value assigned	$ 338,800,000
Stock Issued to Underwriters | West Sirius and West Leo
Business Acquisition [Line Items]
Common units issued as consideration (in shares)	1,680,000
Stock Issued to Seadrill Limited | West Sirius and West Leo
Business Acquisition [Line Items]
Common units issued as consideration (in shares)	3,394,916